Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Income from operations	$ (222,910)	$ 230,939	$ 226,970	$ 302,569	$ 156,968	$ 242,448	$ 252,920	$ 200,568	$ 207,643	$ 457,909	$ 399,416	$ 408,211	$ 234,999	$ 701,985	$ 661,131
Amortization of intangible assets	(58,700)			(58,000)									(176,700)	(291,000)
Operating Segments
Segment Reporting Information [Line Items]
Income from operations	301,053	289,996	285,916	360,595	273,457	358,946	367,493	315,185	322,321	575,912	632,403	637,506	876,965	992,998	1,004,999
Amortization of intangible assets	(58,688)	(59,057)	(58,946)	(58,026)	(116,489)	(116,498)	(114,573)	(114,617)	(114,678)	(118,003)	(232,987)	(229,295)	(176,691)	(291,013)	(343,868)
Ireland
Segment Reporting Information [Line Items]
Income from operations	164,983	199,606	163,378	228,554	153,450	210,497	224,324	231,085	156,422	362,984	363,947	387,507	527,967	592,501	611,831
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	51,040	7,978	36,843	55,194	38,910	53,197	56,569	22,430	59,690	44,821	92,107	82,120	95,861	147,301	138,689
U.S.
Segment Reporting Information [Line Items]
Income from operations	68,182	72,234	68,487	59,610	61,861	76,848	70,320	56,251	88,561	140,721	138,709	144,812	208,903	198,319	215,132
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 16,848	$ 10,178	$ 17,208	$ 17,237	$ 19,236	$ 18,404	$ 16,280	$ 5,419	$ 17,648	$ 27,386	$ 37,640	$ 23,067	$ 44,234	$ 54,877	$ 39,347